Schedule of Investments - Virtus International Dividend ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
Australia - 7.8%
BHP Group Ltd.	8,296	$320,853
Fortescue Ltd.	12,242	173,187
GPT Group (The)	35,811	122,465
Magellan Financial Group Ltd.	6,021	44,215
QBE Insurance Group Ltd.	3,916	62,983
Rio Tinto Ltd.	1,098	132,330
Rio Tinto PLC	2,637	263,668
Stockland	32,292	94,157
Total Australia		1,213,858
Austria - 1.3%
OMV AG	2,907	205,220
Canada - 9.8%
Agnico Eagle Mines Ltd.	342	64,311
Bank of Montreal	378	57,559
Bank of Nova Scotia (The)	2,799	217,763
Barrick Mining Corp.	2,142	84,160
Canadian Imperial Bank of Commerce	2,094	233,657
Canadian Natural Resources Ltd.	1,377	65,730
Emera, Inc.	1,989	106,116
Enbridge, Inc.	2,668	147,979
Magna International, Inc.	2,142	136,324
Parex Resources, Inc.	4,189	88,261
Shopify, Inc. Class A*	530	64,333
Toronto-Dominion Bank (The)	2,482	267,377
Total Canada		1,533,570
China - 1.4%
SITC International Holdings Co., Ltd.	53,000	221,135
Finland - 1.2%
Nordea Bank Abp	9,873	185,284
France - 7.6%
AXA SA	990	47,569
BNP Paribas SA	2,451	256,681
Credit Agricole SA	6,966	135,675
Engie SA	7,785	256,473
Klepierre SA	1,683	68,067
Rexel SA	1,064	44,656
Safran SA	333	106,696
TotalEnergies SE	993	92,408
Vinci SA	1,224	184,597
Total France		1,192,822
Germany - 3.4%
Allianz SE	522	238,319
Mercedes-Benz Group AG	2,412	140,368
Siemens Energy AG	441	93,465
Talanx AG	404	52,584
Total Germany		524,736
Hong Kong - 2.7%
HKT Trust & HKT Ltd.	45,000	72,908
PAX Global Technology Ltd.	108,000	53,776
VTech Holdings Ltd.	8,100	62,359
WH Group Ltd.(1)	146,500	178,063
Yue Yuen Industrial Holdings Ltd.	27,000	50,157
Total Hong Kong		417,263

Security Description	Shares	Value
COMMON STOCKS (continued)
Indonesia - 0.4%
First Resources Ltd.	23,400	$64,162
Israel - 0.9%
Bank Leumi Le-Israel BM	5,312	134,397
Italy - 8.1%
Banca Mediolanum SpA	5,680	124,194
Banca Monte dei Paschi di Siena SpA	15,364	163,226
Banco BPM SpA	10,754	156,317
BPER Banca SpA	4,632	68,139
d'Amico International Shipping SA	7,532	70,720
Enel SpA	18,135	211,224
Eni SpA	6,499	183,062
Intesa Sanpaolo SpA	23,701	160,642
Poste Italiane SpA(1)	3,322	88,076
Terna - Rete Elettrica Nazionale	3,888	46,772
Total Italy		1,272,372
Japan - 17.0%
Advantest Corp.	1,100	198,563
Astellas Pharma, Inc.	8,100	115,481
Daiwa Securities Group, Inc.	17,100	160,290
Ferrotec Corp.	1,800	86,577
Fuji Electric Co., Ltd.	900	75,223
Hitachi Ltd.	3,300	102,907
Idec Corp.	5,400	115,723
Japan Tobacco, Inc.	5,000	187,314
Mitsubishi UFJ Financial Group, Inc.	9,000	161,943
Mizuho Financial Group, Inc.	4,300	184,629
Murata Manufacturing Co., Ltd.	2,700	88,922
Nippon Electric Glass Co., Ltd.	1,800	93,648
Nomura Holdings, Inc.	18,900	151,690
NSK Ltd.	13,700	110,962
SoftBank Corp.	56,800	80,508
Subaru Corp.	1,800	27,013
Sumitomo Mitsui Financial Group, Inc.	6,700	235,894
Sumitomo Mitsui Trust Group, Inc.	2,700	89,302
Tokyo Electron Ltd.	600	170,125
Toyobo Co., Ltd.	3,600	32,768
Toyota Boshoku Corp.	5,400	76,160
Toyota Motor Corp.	5,800	111,995
Total Japan		2,657,637
Netherlands - 4.3%
ASML Holding NV	289	414,621
ING Groep NV	3,013	87,539
NN Group NV	1,989	173,446
Total Netherlands		675,606
Norway - 5.9%
Aker BP ASA	6,063	235,984
MPC Container Ships ASA	79,852	188,927
Telenor ASA	6,034	99,322
Var Energi ASA	31,012	157,090
Wallenius Wilhelmsen ASA	18,142	232,241
Total Norway		913,564
Singapore - 1.3%
CapitaLand Integrated Commercial Trust	43,200	80,101
DBS Group Holdings Ltd.	1,500	68,942

Schedule of Investments - Virtus International Dividend ETF (continued)

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Hafnia Ltd.	6,795	$60,251
Total Singapore		209,294
Spain - 2.1%
Iberdrola SA	10,602	248,240
Repsol SA	3,073	82,159
Total Spain		330,399
Sweden - 3.5%
Svenska Handelsbanken AB Class A	5,488	77,600
Swedbank AB Class A	4,896	171,653
Tele2 AB Class B	2,979	61,127
Telefonaktiebolaget LM Ericsson Class B	15,687	184,093
Volvo AB Class B	1,306	45,138
Total Sweden		539,611
Switzerland - 2.4%
ABB Ltd.	2,754	276,475
Partners Group Holding AG	86	93,336
Total Switzerland		369,811
United Kingdom - 11.0%
Admiral Group PLC	2,754	126,590
AstraZeneca PLC	306	58,078
BAE Systems PLC	3,105	86,298
British American Tobacco PLC	3,526	207,417
HSBC Holdings PLC	19,512	358,172
Imperial Brands PLC	1,116	42,536
Land Securities Group PLC	14,535	116,891
Legal & General Group PLC	62,516	214,117
M&G PLC	30,246	124,583
National Grid PLC	3,087	55,121
Rolls-Royce Holdings PLC	5,868	94,381
Standard Life PLC	12,964	133,364
Subsea 7 SA	2,966	106,671
Total United Kingdom		1,724,219
United States - 7.1%
AP Moller - Maersk A/S Class A	63	147,825
AP Moller - Maersk A/S Class B	63	149,259
Nestle SA	340	34,398
Novartis AG	2,034	301,709
Roche Holding AG	765	311,737
Sanofi SA	1,377	128,999
Shell PLC	789	35,709
Total United States		1,109,636
Total Common Stocks
(Cost $13,981,857)		15,494,596

TOTAL INVESTMENTS - 99.2%
(Cost $13,981,857)		15,494,596
Other Assets in Excess of Liabilities - 0.8%		124,542
Net Assets - 100.0%		$15,619,138

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $266,139, or 1.7% of net assets.

Schedule of Investments - Virtus International Dividend ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$15,494,596	$—	$—	$15,494,596
Total	$15,494,596	$—	$—	$15,494,596